8. STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
8. STOCK OPTIONS AND WARRANTS

Stock Options

As of October 14, 2011, the Company’s Board of Directors, based upon the approval and recommendation of the Compensation Committee, approved by unanimous written consent the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and form of option agreements for grants under the 2011 Plan. Employees, directors, consultants and advisors of the Company are eligible to participate in the 2011 Plan. The 2011 Plan will be administered by the Board of Directors or the Company’s Compensation Committee and has 1,700,000 shares of common stock reserved for issuance in the form of non-qualified options, restricted stock and the grant appreciation rights. No person eligible to participate in the 2011 Plan shall be granted options or other awards during a twelve month period that exceeds 300,000 shares. No options, restricted stock or stock appreciation rights may be granted after ten years of the adoption of the 2011 Plan by the Board of Directors, nor may any option have a term of more than ten years from the date of grant. The exercise price of non qualified options and the base value of a stock appreciation right shall not be less than the fair market value of the common stock on the date of grant. The Company’s stockholders did not approve the 2011 Plan within the required one-year period. Accordingly, the Company cannot grant incentive stock options under the 2011 Plan.

A summary of the status of stock options at June 30, 2014, and the changes during the six months then ended, is presented in the following table:

		Weighted	Weighted Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2013	278,750	$23.10	9.1 years	$1,176,063
Granted	615,000	6.79	6.8 years
Exercised	-
Expired/Forfeited/Cancelled	(25,000)	125.00	7.3 years
Outstanding at June 30, 2014	868,750	$8.64	7.4 years	$425,013
Exercisable at June 30, 2014	183,750	$15.89	7.0 years	$89,895

On January 6, 2014, the Company granted an option to purchase 100,000 shares of common stock to James G. Bender, Vice President-Manufacturing, in accordance with the terms of Dr. Bender’s employment agreement. The stock options have an exercise price of $9.60 and will vest in three installments as follows: Options for the purchase of 33,333 shares vest on January 6, 2015; and the remaining shares vest quarterly over the next two years after January 6, 2015.

On February 2014, the Company entered into consulting agreements with three consultants that provided for the grant of options to purchase an aggregate of 60,000 shares of its common stock with exercise prices ranging from $4.94 to $5.52 per share. These options vested immediately. Also, on February 2014, the Company entered into another consulting agreement with a consultant that provided for the grant of options to purchase 200,000 shares of its common stock at an exercise price of $5.60 per share. The options were to vest as follows: a) 66,000 shares vested on the one year anniversary and b) 184,000 shares vest in equal quarterly installments over the remaining two-year of the agreement.

On May 15, 2014, the Company granted an option to purchase 75,000 shares of common stock to Michael Handelman, Chief Financial Officer, in accordance with the terms of Mr. Handelman’s new employment agreement. The stock options have an exercise price of $7.95 and will vest in three installments as follows: Options for the purchase of 25,000 shares vest on May 15, 2015; and the remaining shares vest annually over the next two years after May 15, 2015.

On June 13, 2014, the Company granted an option to purchase 180,000 shares of common stock to Laszlo Radvanyi, PhD, its newly appointed Chief Scientific Officer. The stock options have an exercise price of $6.51 and will vest in three installments as follows: Options for the purchase of 60,000 shares vest on June 13, 2015; and the remaining shares vest annually over the next two years after June 13, 2015.

The aggregate fair value of the options granted in the six months ended June 30, 2014 was $2,767,000. No options were granted in the six months ended June, 2013. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. For purposes of determining the expected life of the option, an average of the estimated holding period is used. The risk-free rate for periods within the contractual life of the options is based on the U. S. Treasury yield in effect at the time of the grant.

Expected volatility	228%
Expected dividends	0
Expected average term (in years)	6.50
Risk free rate - average	1.875%
Forfeiture rate	0

During the three and six months ended June 30, 2014, the Company recorded compensation costs of $902,000 and $1,340,601, respectively, relating to the vesting of the stock options. During the three and six months ended June 30, 2013, the Company recorded compensation costs of $133,000 and $220,418, respectively, relating to the vesting of the stock options. As of June 30, 2014, the aggregate value of unvested options was $4,178,000, which will continue to be amortized as compensation cost as the options vest over terms ranging from three months to three years, as applicable.

Warrants

A summary of the status of stock warrants at June 30, 2014, and the changes during the six months then ended, is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2013	12,373,156	$2.51	4.11 years	$31,056,390
Issued	-
Exercised	(945,392)	2.50
Expired	-
Outstanding and exercisable at June 30, 2014	11,427,764	$2.51	4.35 years	$28,692,910

The warrants outstanding at the beginning of the year were granted in the November 2013 Private Placement and have an exercise price of $2.50 per share. In the six months ended June 30, 3014, the Company received $2,363,480 in cash from the exercise of warrants for the purchase of 945,392 shares of its common stock.

Stock Options

As of October 14, 2011, the Company’s Board of Directors, based upon the approval and recommendation of the Compensation Committee, approved by unanimous written consent the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and form of option agreements for grants under the 2011 Plan.  Employees, directors, consultants and advisors of the Company are eligible to participate in the 2011 Plan.  The 2011 Plan will be administered by the Board of Directors or the Company’s Compensation Committee and has 1,700,000 shares of common stock reserved for issuance in the form of incentive stock options (available for issuance to employees, and only upon shareholder approval of the 2011 Plan); non-qualified options; common stock; and grant appreciation rights. No person eligible to participate in the 2011 Plan shall be granted options or other awards during a twelve month period that exceeds 300,000 shares. No options or stock appreciation rights may be granted after ten years of the adoption of the 2011 Plan by the Board of Directors, nor may any option have a term of more than ten years from the date of grant. The exercise price of non qualified options and the base value of a stock appreciation right shall not be less than the fair market value of the common stock on the date of grant. The exercise price of an incentive stock option shall not be less than the fair market value of the stock covered by the option at the time of grant and in instances where a grantee possesses more than 10% percent of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% percent of the fair market value of the common stock at the time of grant.  The Company’s stockholders did not approve the 2011 Plan within the required one-year period.  Accordingly, the Company cannot grant incentive stock options under the 2011 Plan.

A summary of the status of stock options at December 31, 2013 and 2012 is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2011	92,750	$109.0	8.5 years	$1,114,063
Granted	3,000	104.0
Exercised
Expired/Forfeited	(2,000)	92.0
Outstanding at December 31, 2012	93,750	107.0	7.7 years	$217,063
Granted	225,000	5.65
Exercised
Expired/Forfeited	(40,000)	125.0
Outstanding at December 31, 2013	278,750	$23.1	9.1 years	$1,176,063
Exercisable at December 31, 2013	81,687	$45.1	7.8 years	$344,642

On August 31, 2013, 25,000 options to purchase common stock granted to Mr. Cataldo with unamortized compensation cost of $1,611,698 were forfeited as a result of his resignation as our chief executive officer effective June 1, 2013. See Note 10.

On March 1, 2011, the Company entered into an employment agreement that provided for the grant of options to purchase 25,000 shares of its common stock at an exercise price of $125.00.  The options were to vest as follows: a) 5,000 shares vested immediately and b) 20,000 shares vest in equal monthly installments over the two-year term of the agreement. Neither the Board of Directors nor the Compensation Committee approved the grant of the foregoing options. Accordingly, the Company may be obligated to grant these options, but has not done so yet. Therefore, as the grant of these options has not been approved, they are not included in compensation expense or in number of granted options listed as of and for the years ended December 31, 2013 and 2012.

On November 18, 2013, each non-executive director of the Company was granted an option to purchase up to 40,000 shares at an exercise price of $5.65 per share (the closing price of our common stock on the date of grant). Options for 10,000 of these shares vested upon grant, with the remaining options vesting over the next three quarterly periods. These options have a ten-year term and will be exercisable for two years following termination of service as a member of our Board of Directors, unless the Director is terminated for cause, in which case the options will be terminated. The aggregate fair value of these options at the date of grant was determined to be $674,071 based on the Black-Scholes-Merton option pricing model.

During 2013, the Company granted to employees options to purchase 100,000 shares of its common stock at an exercise price of $5.65. None of these options vested immediately, and the remaining 100,000 options begin vesting on the one year anniversary in equal monthly installments quarterly over the remaining terms of the agreements. During 2013, the Company also granted to a consultant options to purchase 5,000 shares of its common stock at an exercise price of $5.65, and which vested immediately.

The aggregate fair values of the options granted in 2013 and 2012 were $1,265,094 and $146,443, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. For purposes of determining the expected life of the option, an average of the estimated holding period is used. The risk-free rate for periods within the contractual life of the options is based on the U. S. Treasury yield in effect at the time of the grant.

	Year ended December 31,
	2013	2012
Expected volatility	236%	208%
Expected dividends	0	0
Expected average term (in years)	5.38	4.25
Risk free rate - average	2.67%	1.78%
Forfeiture rate	0	0

During the years ended December 31, 2013 and 2012, the Company recorded compensation costs of $747,241 and $2,528,254, respectively, relating to the vesting of the stock options discussed above.  As of December 31, 2013, the aggregate value of unvested options was $1,101,224, which will continue to be amortized as compensation cost as the options vest over terms ranging from 9 months to 5 years, as applicable.

Warrants

A summary of the status of stock warrants at December 31, 2013 and 2012 is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2011	96,800	$122.0	4.5 years	$-
Issued	11,934	125.0
Exercised
Expired	-
Outstanding at December 31, 2012	108,734	$123.0	3.5 years	$-
Issued	12,387,156	2.5
Exercised	(122,734)
Expired	-
Outstanding and exercisable at December 31, 2013	12,373,156	$2.51	4.11 years	$31,056,390

The Company, in connection with the November 2013 offering, issued warrants to purchase an aggregate of 11,645,300 shares of its common stock to investors, and warrants to purchase an aggregate of 726,856 shares of its common stock to placement agents, in connection with the sale of its securities for cash under the Private Placement (see Note 6).  All of these warrant grants have an exercise price per share of $2.50, are fully vested, and will expire in 2018.